united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Report

June 30, 2022

1-770-642-4902

www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Annual Report

We are pleased to present you with the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF AnnualReport for the year ended June 30, 2022.

The fiscal year was marked by a correction in the major markets owing to high inflation and fears of an impending recession. After the unexpected and protracted war in Ukraine began, the sanctions against Russia became the media’s focus as spiraling inflation was wreaking havoc among business owners and consumers alike. As the U.S. government rallied the developed nations around the world to join hands against Russia, the fear of global stagflation gripped the central banks of all those nations, forcing them to raise rates and send the markets into somewhat of a tizzy.

As the markets continued an upswing from the fourth quarter of 2021, the initial expectations were of a strong beginning to 2022 for economic performance and the markets. The expansionary monetary policy and fiscal stimulus from the Biden administration prompted consumer spending and provided available cash for investments that helped jump start the economy and push the markets higher in the second half of 2021. This, however, changed halfway into the month of January 2022 as the Fed announced its plan to raise interest rates and conduct open market operations in an effort to reduce the country’s swelling $9 trillion balance sheet. Market volatility raged and inflation continued its upward march.

Inflation soared in the fourth quarter of 2021, upwards of 7%. According to the Bureau of Labor Statistics, inflation was measured at 9.1% as of June 2022. Fed Chairman Jerome Powell announced that the Fed was struggling to handle the situation and expects it to continue in the months to come. In light of this, the Fed announced a substantial rate hike (0.75%) during the last week of June, the largest hike in 28 years. Chairman Powell also dismissed concerns of a recession that many investors are expecting to manifest by the end of the year.

The HCM ETFs were fully invested throughout 2021. As a result of the increased volatility and downwards trajectory of the equity market, the HCM BuyLine® signaled a reduction in equity exposure near the end of January and the ETFs assumed a 50% equity exposure. Overall, the funds benefited from a reduced equity exposure until the powerful rally in the equity markets the second half of March with the Nasdaq-100 rallying upwards of 16% in 11 trading days. Near the end of March, the BuyLine generated a buy signal, and the ETFs were fully reinvested in equities. Unfortunately, this rally was abruptly stopped and succeeded by the S&P 500 falling seven weeks in a row, its longest losing streak since 2001. This powerful downturn triggered the HCM BuyLine® for the second time in 2022 in the beginning of May, signaling a reduction in equity exposure and prompting the ETFs to assume a 50% equity exposure. Finally, there was a second signal to further reduce equity exposure in the middle of June. This second signal resulted in a full liquidation of equities and a 100% investment in cash or cash equivalents.

One year performance (NAV), as of 6/30/2022, for our ETFs is as follows: HCM Defender 100 Index ETF: -22.91%; HCM Defender 500 Index ETF: -13.05%. The HCM BuyLine®, our proprietary quantitative indicator that helps us determine when and how much to be invested in the equity market, has remained negative since early May 2022. The market can have some very misleading rallies in a bear market. There are some amazing buys out there right now, but they may trade even lower. Our strategy moving forward is to be patient, sit on the cash we have built up, let HCM-BuyLine® turn back up so we can get a clear picture that the trend has changed, and then we can come back into the market, ready to take advantage of more appealing price levels and entry points. As we look beyond the reporting period, we remain cautiously optimistic. The HCM BuyLine® will be our compass and we are confident it will lead us in the right direction.

Thank you for being a shareholder of the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF.

Sincerely,

Vance Howard

4013-NLD-08262022

1145 Hembree Road, Roswell, GA 30076 | www.howardcm.com | P: 770-642-4902 | F: 770-642-4906

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the period ended June 30, 2022, compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	June 30, 2022
HCM Defender 100 Index ETF - NAV	(22.91)%	15.49%
HCM Defender 100 Index ETF - Market Price	(22.95)%	15.51%
HCM Defender 100 Index***	(16.69)%	16.40%
Nasdaq 100 Total Return Index ****	(20.38)%	16.86%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.11% per the November 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by investment type as of June 30, 2022 were as follows:

Investment Type	% of Net Assets
Other Assets In Excess Of Liabilities	100.0%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

The Fund’s performance figures* for the period ended June 30, 2022, compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	June 30, 2022
HCM Defender 500 Index ETF - NAV	(13.05)%	13.00%
HCM Defender 500 Index ETF - Market Price	(13.13)%	13.01%
HCM Defender 500 Index***	(11.32)%	11.05%
S&P 500 Total Return Index ****	(10.62)%	11.81%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.15% per the November 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 500 Index is comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF

PORTFOLIO REVIEW (Unaudited) (Continued)

June 30, 2022

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by investment type as of June 30, 2022 were as follows:

Investment Type	% of Net Assets
Other Assets In Excess Of Liabilities	100.0%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	251,219,507
NET ASSETS - 100.0%	$251,219,507

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

TOTAL INVESTMENTS – 0.0% (Cost $0)	$0
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	260,205,064
NET ASSETS - 100.0%	$260,205,064

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$—	$—
At fair value	$—	$—
Cash and cash equivalents	251,421,071	260,370,857
Dividends and interest receivable	14,895	45,133
Prepaid expenses	2,396	2,171
TOTAL ASSETS	251,438,362	260,418,161

LIABILITIES
Investment advisory fees payable	163,058	169,487
Payable to related parties	15,618	15,566
Accrued expenses and other liabilities	40,179	28,044
TOTAL LIABILITIES	218,855	213,097
NET ASSETS	$251,219,507	$260,205,064

Net Assets Consist Of:
Paid in capital	$343,868,912	$329,871,209
Accumulated deficit	(92,649,405)	(69,666,145)
NET ASSETS	$251,219,507	$260,205,064

Net Asset Value Per Share:
Net Assets	$251,219,507	$260,205,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,800,000	7,500,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$36.94	$34.69

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $2,098 and $837, respectively)	$1,518,465	$2,808,004
Interest	53,836	56,399
TOTAL INVESTMENT INCOME	1,572,301	2,864,403

EXPENSES
Investment advisory fees	2,363,113	2,305,092
Administrative services	176,514	169,831
Custodian fees	51,359	84,103
Printing and postage expenses	30,978	29,783
Professional fees	21,969	15,325
Audit fees	18,838	18,838
Trustees fees and expenses	14,103	14,400
Legal fees	13,285	12,862
Transfer agent fees	11,775	12,125
Insurance expense	2,107	2,064
Other expenses	15,996	16,198
TOTAL EXPENSES	2,720,037	2,680,621

NET EXPENSES	2,720,037	2,680,621

NET INVESTMENT INCOME (LOSS)	(1,147,736)	183,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	62,458,805	61,034,726
Net realized loss on investments	(89,738,000)	(60,944,659)
Foreign currency transactions	—	(12)
	(27,279,195)	90,055
Net change in unrealized depreciation on investments	(69,663,592)	(57,551,430)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(96,942,787)	(57,461,375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,090,523)	$(57,277,593)

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment loss	$(1,147,736)	$(385,368)
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	(27,279,195)	12,843,952
Net change in unrealized appreciation (depreciation) on investments	(69,663,592)	53,445,219
Net increase (decrease) in net assets resulting from operations	(98,090,523)	65,903,803

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	362,188,640	66,041,974
Cost of shares redeemed	(221,311,794)	(24,709,807)
Net increase in net assets resulting from shares of beneficial interest	140,876,846	41,332,167

TOTAL INCREASE IN NET ASSETS	42,786,323	107,235,970

NET ASSETS
Beginning of Year	208,433,184	101,197,214
End of Year	$251,219,507	$208,433,184

SHARE ACTIVITY
Shares Sold	7,250,000	1,650,000
Shares Redeemed	(4,800,000)	(650,000)
Net increase in shares of beneficial interest outstanding	2,450,000	1,000,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
FROM OPERATIONS
Net investment income	$183,782	$365,005
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	90,055	11,886,978
Net change in unrealized appreciation (depreciation) on investments	(57,551,430)	48,492,774
Net increase (decrease) in net assets resulting from operations	(57,277,593)	60,744,757

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	(19,389)	—
Total distributions paid	(458,426)	(307,200)
Net decrease in net assets resulting from distributions to shareholders	(477,815)	(307,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	357,551,600	59,784,644
Cost of shares redeemed	(235,324,196)	(16,295,100)
Net increase in net assets resulting from shares of beneficial interest	122,227,404	43,489,544

TOTAL INCREASE IN NET ASSETS	64,471,996	103,927,101

NET ASSETS
Beginning of Year	195,733,068	91,805,967
End of Year	$260,205,064	$195,733,068

SHARE ACTIVITY
Shares Sold	8,450,000	1,700,000
Shares Redeemed	(5,850,000)	(450,000)
Net increase in shares of beneficial interest outstanding	2,600,000	1,250,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended	Year Ended	Period Ended
	June 30, 2022	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$47.92	$30.21	$25.00
Activity from investment operations:
Net investment loss (2)	(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(10.80)	17.81	5.31
Total from investment operations	(10.98)	17.71	5.27
Less distributions from:
Net investment income	—	—	(0.00	) (5)
Net realized gains	—	—	(0.06)
Total distributions	—	—	(0.06)
Net asset value, end of period	$36.94	$47.92	$30.21
Market price, end of period	$36.96	$47.97	$30.25
Total return (4)	(22.91)%	58.62%	21.11	% (8)
Market price total return	(22.95)%	58.58%	21.27%
Net assets, at end of period (000s)	$251,220	$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.89%	0.91%	1.02%
Ratio of net investment loss to average net assets (6)(7)	(0.37)%	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	73%	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Year Ended		Year Ended	Period Ended
	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	(5.23)		14.79	0.13
Total from investment operations	(5.20)		14.88	0.20
Less distributions from:
Net investment income	(0.06)		(0.08)	(0.05)
Net realized gains	—		—	(0.00	) (5)
Return of capital	(0.00	) (5)	—	(0.00	) (5)
Total distributions	(0.06)		(0.08)	(0.05)
Net asset value, end of period	$34.69		$39.95	$25.15
Market price, end of period	$34.70		$40.00	$25.12
Total return (4)	(13.05)%		59.23%	0.78	% (8)
Market price total return	(13.13)%		59.62%	0.66%
Net assets, at end of period (000s)	$260,205		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.89%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	0.06%		0.27%	0.40%
Portfolio Turnover Rate (3)	73%		3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—
Total	$—	$—	$—	$—

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—
Total	$—	$—	$—	$—

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2019 through June 30, 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the year ended June 30, 2022, LGH had a realized loss of $12 on foreign currency transactions.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$179,752,151	$439,979,229
LGH	$173,314,817	$448,468,659

For the year ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$346,225,629	$197,371,711
LGH	$347,208,489	$209,612,268

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2022, the Adviser earned $2,363,113, and $2,305,092 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

The Transaction Fees for the Fund’s are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2022, and June 30, 2021, was as follows:

For the period ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	458,426	—	19,389	—	477,815

For the period ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	307,200	—	—	—	307,200

As of June 30, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$—	$—	$(92,107,325)	$(542,080)	$—	—	$(92,649,405)
HCM Defender 500 Index ETF	—	—	—	(61,136,329)	(8,529,816)	—	—	(69,666,145)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$731,646
HCM Defender 500 Index ETF	157,256

The HCM ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$91,375,679
HCM Defender 500 Index ETF	60,979,073

At June 30, 2022, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$542,080	$—	$542,080	$1,637,679
HCM Defender 500 Index ETF	8,529,816	—	8,529,816	65,378

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$61,773,349	$(61,773,349)
HCM Defender 500 Index ETF	61,027,688	(61,027,688)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Defender 100 Index ETF	$—	$—	$—	$—
HCM Defender 500 Index ETF	$—	$—	$—	$—

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the schedules of investments, as of June 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the two years in the period then ended and the period from October 9, 2019 (commencement of operations) through June 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 9, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 29, 2022

The HCM ETFs

EXPENSE EXAMPLES (Unaudited)

June 30, 2022

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through June 30, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	7/1/2021	6/30/2022	7/1/2021 - 6/30/2022	7/1/2021 - 6/30/2022
HCM Defender 100 Index ETF	$1,000.00	$770.90	$4.22	0.96%
HCM Defender 500 Index ETF	$1,000.00	$869.50	$4.68	1.01%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	7/1/2021	6/30/2022	7/1/2021 - 6/30/2022	7/1/2021 - 6/30/2022
HCM Defender 100 Index ETF	$1,000.00	$1,020.03	$4.81	0.96%
HCM Defender 500 Index ETF	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full year to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

THE HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

Renewal of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

In connection with a meeting held on February 23-24, 2022, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”), (collectively, the “HCM ETFs”). In considering the renewal of the Advisory Agreements, the Board reviewed materials specifically relating to the HCM ETFs and the Advisory Agreements.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had approximately $5.4 billion in total assets under management. The Board noted the broad investment experience and academic credentials of the Adviser investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors the HCM ETFs should be invested and augmented its models with third-party research on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM ETF’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and two third-party compliance consultants. The Board observed that the Adviser selected broker/dealers on the basis of best execution and had sufficient insurance coverage. The Board noted that the Adviser implemented cybersecurity protocols and carried cybersecurity insurance.

HCM 100 & HCM 500—With respect to HCM 100 and HCM 500, the Board observed that the Adviser monitored bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares are created or redeemed and that tracking error was monitored on a real time basis. The Board recognized that HCM 100 and HCM 500 were monitored using a checklist designed specifically for oversight of exchange traded funds.

The Board concluded that it could expect the Adviser to continue providing quality service to the HCM ETFs and their respective shareholders.

THE HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

Performance.

HCM 100—The Board commented that HCM 100 had outperformed its custom index, Morningstar category, and peer group over the 1-year and since inception periods. The Board noted that HCM 100 had posted strong double-digit returns for both periods, ranking in the first quartile of Net Returns and Sharpe Ratio over both periods. The Board acknowledged that HCM 100’s Standard Deviation was higher than its peer group and Morningstar category over the one-year period but noted that the Fund’s returns were significantly higher than the returns of its peer group. The Board concluded that the Adviser was achieving HCM 100’s investment objective and provided reasonable returns to HCM 100 and its shareholders.

HCM 500—The Board noted that HCM 500 had outperformed its custom index and was leading its peer group and Morningstar category over the 1-year and since inception periods. The Board considered that HCM 500 had a higher Standard Deviation compared to its peer group and Morningstar category but noted that HCM 500’s returns were also significantly higher than both. The Board concluded that the Adviser was achieving HCM 500’s investment objective and provided reasonable returns to HCM 500 and its shareholders.

Fees and Expenses.

HCM 100—The Board observed that the advisory fee for HCM 100 was higher than its peer group and Morningstar category medians and averages, but below the Morningstar category high. The Board recognized that the net expense ratio of HCM 100 was the highest of its peer group but below the high of the Morningstar category. The Board considered the Adviser’s explanation that its proprietary model had been developed over many years and was very effective at predicting trends. The Board discussed that the Adviser believed the use of its proprietary model commanded a premium, and that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM 100 was not unreasonable.

HCM 500—The Board observed that the advisory fee and net expense ratio for HCM 500 was higher than its peer group and its Morningstar category medians and averages, but below the Morningstar category high of each. The Board considered the Adviser’s explanation that its proprietary model had been developed over many years and was very effective at predicting trends. The Board discussed that the Adviser believed the use of its proprietary model commanded a premium, and that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM 500 was not unreasonable.

Economies of Scale.

HCM 100 & HCM 500—The Board discussed the size of HCM 100 and HCM 500 and their prospects for growth and concluded that that neither had achieved meaningful economies

THE HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints if the Adviser were to achieve material economies of scale related to HCM 100’s or HCM 500’s operations. The Board acknowledged that the Adviser believed it may achieve economies of scale at $1 billion in assets for each of HCM 100 and HCM 500. The Board agreed to monitor and revisit this issue at a later time.

Profitability . The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM ETFs and noted that the Adviser had earned a reasonable profit in connection with each HCM ETF. The Board concluded that the Adviser’s profitability for any of the HCM ETFs was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of each Advisory Agreement was in the best interests of the HCM ETFs and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM ETFs.

The HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015);PS Technology, Inc. (2010-2013).

*	As of June 30, 2022, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/22-NLFT III-v1

The HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2022

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	August 2017 - August 2022	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2020-2022); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016- 2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/22-NLFT III-v1

The HCM ETFs

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Howard Capital Management, Inc.

1145 Hembree Road

Roswell, Georgia 30076

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

HCMETFS-AR22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 – $33,750

2021 – $31,000

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 – $7,150

2021 – $6,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2022    2021

Audit-Related Fees:                   0.00% 0.00%

Tax Fees:                                  0.00%  0.00%

All Other Fees:                          0.00%  0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $7,150

2021 - $6,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mark H. Taylor (chairman), Patricia Luscombe, John V. Palancia and Jeffrey D. Young.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 9/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 9/8/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/8/22